CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Revenue	$ 4,183,354	$ 5,856,341	$ 3,703,826
Operating costs and expenses:
Lease operating expenses	2,474,230	2,540,353	2,811,006
Depreciation, depletion and amortization	876,676	1,156,494	1,187,217
General and administrative expenses	2,434,099	2,016,110	1,258,069
Total operating costs and expenses	5,785,005	5,712,957	5,256,292
(Loss) income from operations	(1,601,651)	143,384	(1,552,466)
Other income (expense):
Exchange (loss) gain	(51,584)	42,056	(1,029)
Other expense, net	(20,500)	(44,452)	(65,545)
Total other expense	(72,084)	(2,396)	(66,574)
(Loss) income before income tax	(1,673,735)	140,988	(1,619,040)
Income tax provision	0	0	0
Net (loss) income	(1,673,735)	140,988	(1,619,040)
Less: net loss attributable to non-controlling interests	0	(4,735)	(14,935)
Net (loss) income attributable to the Company	(1,673,735)	145,723	(1,604,105)
Comprehensive (loss) income:
Net (loss) income	(1,673,735)	140,988	(1,619,040)
Actuarial gain for post-employment benefits	549	20,356	9,453
Total comprehensive (loss) income	(1,673,186)	161,344	(1,609,587)
Less: comprehensive loss attributable to Non-controlling interests	0	(4,735)	(14,935)
Comprehensive (loss) income attributable to the Company	$ (1,673,186)	$ 166,079	$ (1,594,652)
(Loss) income per ordinary share attributable to the Company
Basic and diluted (in dollars per share)	$ (0.28)	$ 0.02	$ (0.27)
Weighted average ordinary shares outstanding
Basic and diluted (in shares)	6,048,568	6,000,000	6,000,000